Basis for Preparation	12 Months Ended
Dec. 31, 2019
Basis for Preparation
Basis for Preparation

(IN.1) Basis for Preparation

General Information

The registered seat of SAP SE is in Walldorf, Germany (Commercial Register of the Lower Court of Mannheim HRB 719915). The Consolidated Financial Statements for 2019 of SAP SE and its subsidiaries (collectively, “we,” “us,” “our,” “SAP,” “Group,” and “Company”) have been prepared in accordance with International Financial Reporting Standards (IFRS).

We have applied all IFRS standards and interpretations that were effective on and endorsed by the European Union (EU) as at December 31, 2019. There were no standards or interpretations as at December 31, 2019, impacting our Consolidated Financial Statements for the years ended December 31, 2019, 2018, and 2017, that were effective but not yet endorsed. Therefore, our Consolidated Financial Statements comply with both, IFRS as issued by the International Accounting Standards Board (IASB) and IFRS as endorsed by the EU.

Our Executive Board approved the Consolidated Financial Statements on February 18, 2020, for submission to our Supervisory Board which approved the Consolidated Financial Statements on February 19, 2020.

All amounts included in the Consolidated Financial Statements are reported in millions of euros (€ millions) except where otherwise stated. As figures are rounded, numbers presented throughout this document may not add up precisely to the totals we provide and percentages may not precisely reflect the absolute figures.

Amounts disclosed in the Notes that are taken directly from our  Consolidated Income Statements or our / Consolidated Statements of Financial Position are marked with the symbols  and /, respectively.

Comparative Figures

Effective January 1, 2018, we started to apply IFRS 15 ‘Revenue from Contracts with Customers’ retrospectively, using the cumulative catch-up approach and the practical expedient to apply the new standard only to contracts that were not completed as at January 1, 2018. On adopting IFRS 15, SAP changed several of its accounting policies. Under the cumulative catch-up approach, the amounts for the financial year 2017 presented in the financial statements were not restated to conform to these policies.

Also effective January 1, 2018, we started to apply IFRS 9 ‘Financial Instruments’ using the exception from full retrospective application. The impact from a different classification of financial assets, the new impairment rules, and the different treatment of cost of hedging were recognized in retained earnings of the opening balance sheet on January 1, 2018. Comparative figures for the financial year 2017 presented in the financial statements were not restated.

Effective January 1, 2019 we apply IFRS 16 ‘Leases’ using the modified retrospective transition approach. We recognized the cumulative effect of the initial application of the standard as an adjustment to the opening balance of retained earnings on the date of initial application while the prior-year figures for the financial years 2018 and 2017 were not adjusted. For more information about the application of IFRS 16, see Note (D.8).

Accounting Policies, Management Judgments, and Sources of Estimation Uncertainty

How We Present Our Accounting Policies, Judgments, and Estimates

To ease the understanding of our financial statements, we present the accounting policies, management judgments, and sources of estimation uncertainty (hereafter: accounting policies, judgments, and estimates) on a given subject together with other disclosures related to the same subject in the Note that deals with this subject. Accounting policies, judgments, and estimates that do not relate to a specific subject are presented in the following section.

For easier identification of our accounting policies, judgments, and estimates, the respective disclosures are marked with the symbol y and highlighted with a light gray box. They focus on the accounting choices made within the framework of the prevailing IFRS and refrain from repeating the underlying promulgated IFRS guidance, unless we consider it particularly important to the understanding of a Note’s content.

The following table provides an overview of where our accounting policies, management judgments, and estimates are disclosed:

Note	y Accounting Policies, Judgments, and Estimates
(IN.1)	Basis for Preparation
(A.1)	Revenue
(A.2)	Trade and Other Receivables
(A.3)	Capitalized Cost from Contracts with Customers
(A.4)	Customer-Related Provisions
(B.3)	Share-Based Payments
(B.4)	Pension Plans and Similar Obligations
(B.5)	Other Employee-Related Obligations
(B.6)	Restructuring
(C.1)	Results of Segments
(C.5)	Income Taxes
(D.1)	Business Combinations
(D.2)	Goodwill
(D.3)	Intangible Assets
(D.4)	Property, Plant, and Equipment
(D.5)	Equity Investments
(D.8)	Adoption of IFRS 16
(E.3)	Liquidity
(F.1)	Financial Risk Factors and Risk Management
(F.2)	Fair Value Disclosures on Financial Instruments
(G.1)	Prepaid Expenses and Other Tax Assets
(G.3)	Other Litigation, Claims, and Legal Contingencies
(G.5)	Executive and Supervisory Board Compensation

y General Accounting Policies

y Bases of Measurement

The Consolidated Financial Statements have been prepared on the historical cost basis except for the following:

-   Derivative financial instruments, liabilities for cash-settled share-based payments, and financial assets with cash flows that are not solely payments of principal or interest are measured at fair value.

- Post-employment benefits are measured at the present value of the defined benefit obligations less the fair value of the plan assets.

- Monetary assets and liabilities denominated in foreign currencies are translated at period-end exchange rates.
- The financial statements of our subsidiaries to which hyperinflation accounting applies.

y Foreign Currencies and Hyperinflation

Income and expenses and operating cash flows of our foreign subsidiaries that use a functional currency other than the Euro are translated at average rates of foreign exchange (FX) computed on a monthly basis. Exchange differences resulting from foreign currency transactions are recognized in other non-operating income/expense, net.

We apply hyperinflation accounting for our subsidiaries in Argentina and Venezuela by restating the financial statements of these subsidiaries for the current period to account for changes in the general purchasing power of the local currency based on relevant price indexes at the reporting date. The restated financial statements of our subsidiaries in Argentina and Venezuela are translated at closing rates.

The exchange rates of key currencies affecting the Company were as follows:

y Exchange Rates

Equivalent to €1		Middle Rate		Annual Average Exchange Rate
		as at 12/31
		2019	2018	2019	2018	2017
U.S. dollar	USD	1.1234	1.1450	1.1196	1.1815	1.1315
Japanese yen	JPY	121.94	125.85	122.06	130.41	126.85
Pound sterling	GBP	0.8508	0.8945	0.8773	0.8847	0.8770
Swiss franc	CHF	1.0854	1.1269	1.1127	1.1549	1.1159
Canadian dollar	CAD	1.4598	1.5605	1.4857	1.5302	1.4644
Australian dollar	AUD	1.5995	1.6220	1.6106	1.5799	1.4794

y Cost Classification

y Cost of Cloud and Software

Cost of cloud and software includes the costs incurred in producing the goods and providing the services that generate cloud and software revenue. Consequently, this line item primarily includes employee expenses relating to these services, amortization of acquired intangibles, fees for third-party licenses, depreciation of our property, plant, and equipment (for example, of our data centers in which we host our cloud solutions), and costs for third-party hosting services.

y Cost of Services

Cost of services includes the costs incurred in providing the services that generate service revenue. Consequently, this line item primarily includes employee expenses and related training, system, and system administration costs, costs for third-party resources, and costs for enabling mobile information and mobile commerce services.

y Research and Development

Research and development includes the costs incurred by activities related to the development of software solutions (new products, updates, and enhancements) including resource and hardware costs for the development systems. For more information about the recognition of internally generated intangible assets from development, see Note (D.3).

y Sales and Marketing

Sales and marketing includes the costs incurred for the selling activities (such as sales commissions and amortization of capitalized sales commissions) and marketing activities related to our software and cloud solutions and our service portfolio.

y General and Administration

General and administration includes the costs related to finance and administrative functions, human resources, and general management as long as they are not directly attributable to one of the other operating expense line items.

y Management Judgments and Sources of Estimation Uncertainty

The preparation of the Consolidated Financial Statements requires our management to make judgments, estimates, and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, revenues, and expenses, as well as disclosure of contingent liabilities.

We base our judgments, estimates, and assumptions on historical and forecast information, and on regional and industry economic conditions in which we or our customers operate. Changes to these conditions could adversely affect our estimates. Although we believe we have made reasonable estimates about the ultimate resolution of the underlying uncertainties, no assurance can be given that the final outcome of these matters will be consistent with what is reflected in our recognized assets, liabilities, revenues, and expenses and disclosed contingent liabilities. Actual results could differ from original estimates.

The accounting policies that most frequently or significantly require us to make judgments, estimates, and assumptions, and therefore are critical to understanding our results of operations, include the following:

Note	y Significant Accounting Policies
(A.1)	Revenue recognition
(A.2)	Valuation of trade receivables
(A.4), (G.3)	Accounting for legal contingencies
(B.3)	Accounting for share-based payments
(C.5)	Accounting for income taxes
(D.1)	Accounting for business combinations
(D.2)	Accounting for goodwill
(D.3)	Accounting for intangible assets (including recognition of internally generated intangible assets from development)

Our management periodically discusses these significant accounting policies with the Audit Committee of our Supervisory Board.

y New Accounting Standards Not Yet Adopted

The IASB has – on top of a new conceptual framework – issued various amendments to IFRS standards (such as IFRS 3 (definition of a business), and IFRS 9 (benchmark reform)) that are relevant for SAP but not yet effective. We are currently in the process of assessing the impact on SAP, but do not expect material effects on our financial position or results of operations.